DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE - Pakistan (Details) ₨ in Millions, $ in Millions	Aug. 30, 2017 PKR (₨) item	Aug. 30, 2017 USD ($) item	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets and liabilities classified as held for sale
Property and equipment			$ 5,686	$ 6,097
Goodwill			4,139	4,394
Intangible assets			2,441	2,168
Deferred tax assets			200	272
Other non-current assets			106	199
Current assets			2,792	3,875
Total assets			17,442	19,521
Non-current liabilities			(9,502)	(10,937)
Current liabilities			(4,898)	$ (4,607)
Deodar | Pakistan Mobile Communications Limited
Assets and liabilities classified as held for sale
Amount per agreement	₨ 98,700	$ 812
Number of towers | item	13,000	13,000
Property and equipment			161
Goodwill			204
Deferred tax assets			50
Other non-current assets			2
Current assets			45
Total assets			462
Non-current liabilities			(7)
Current liabilities			(40)
Total liabilities			(47)
Other comprehensive income related to disposal group			$ (90)